Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2018	$ 6,238	$ 6,749,775	$ (25,000)	$ (5,457,487)	$ 1,273,526
Balance shares at Jun. 30, 2018	6,237,673
Cumulative effect of change in accounting principle				3,493	3,493
Balance at restated at Jun. 30, 2018	$ 6,238	6,749,775	(25,000)	(5,453,994)	1,277,019
Balance shares at restated at Jun. 30, 2018	6,237,673
Proceeds from subscription receivable			25,000		25,000
Common stock issued to employees for compensation	$ 39	157,383			157,422
Common stock issued to employees for compensation, shares	39,419
Common stock issued to vendors for compensation	$ 47	162,221			162,268
Common stock issued to vendors for compensation, shares	46,967
Common stock issued to satisfy contingent liability	$ 23	90,645			90,668
Common stock issued to satisfy contingent liability, shares	22,667
Stock option-based compensation expense		2,429,960			2,429,960
Stock option-based board of directors expense		897,391			897,391
Sales of common stock to investors	$ 514	2,009,853			2,010,367
Sales of common stock to investors, shares	513,520
Net loss				(5,576,377)	(5,576,377)
Balance at Jun. 30, 2019	$ 6,861	12,497,228		(11,030,371)	1,473,718
Balance shares at Jun. 30, 2019	6,860,246
Common stock issued to vendors for compensation	$ 7	29,993			30,000
Common stock issued to vendors for compensation, shares	7,500
Stock option-based compensation expense		1,115,352			1,115,352
Stock option-based board of directors expense		85,309			85,309
Net loss				(2,383,214)	(2,383,214)
Balance at Dec. 31, 2019	$ 6,868	13,727,882		(13,413,585)	321,165
Balance shares at Dec. 31, 2019	6,867,746
Balance at Jun. 30, 2019	$ 6,861	12,497,228		(11,030,371)	1,473,718
Balance shares at Jun. 30, 2019	6,860,246
Cumulative effect of change in accounting principle
Proceeds from subscription receivable
Common stock issued to convertible promissory note holders for prepaid interest	$ 57	257,837			257,894
Common stock issued to convertible promissory note holders for prepaid interest, shares	57,234
Common stock issued to convertible promissory note holders as additional consideration	$ 45	173,726			173,771
Common stock issued to convertible promissory note holders as additional consideration, shares	44,506
Common stock issued to employees for compensation	$ 20	91,735			91,755
Common stock issued to employees for compensation, shares	20,390
Common stock issued to vendors for compensation	$ 24	101,475			101,499
Common stock issued to vendors for compensation, shares	23,681
Common stock issued to satisfy contingent liability	$ 28	126,683			126,711
Common stock issued to satisfy contingent liability, shares	28,158
Stock option-based compensation expense		2,288,258			2,288,258
Stock option-based board of directors expense		167,055			167,055
Sales of common stock to investors	$ 1	6,999			7,000
Sales of common stock to investors, shares	1,556
Net loss				(4,993,350)	(4,993,350)
Balance at Jun. 30, 2020	$ 7,036	15,710,996		(16,023,721)	(305,689)
Balance shares at Jun. 30, 2020	7,035,771
Common stock issued to vendors for compensation	$ 11	50,989			51,000
Stock option-based compensation expense		1,431,815			1,431,815
Stock option-based board of directors expense		83,064			83,064
Sales of common stock to investors	$ 53	238,422			238,475
Sales of common stock to investors, shares	52,985
Common stock issued for convertible notes conversion	$ 14	64,986			65,000
Common stock issued for convertible notes conversion, shares	14,444
Net loss				(2,018,412)	(2,018,412)
Balance at Dec. 31, 2020	$ 7,114	$ 17,580,272		$ (18,042,133)	$ (454,747)
Balance shares at Dec. 31, 2020	7,114,533